John Hancock
Equity Income Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Shares	Value
Common stocks 97.6%		$1,567,104,986
(Cost $1,124,127,448)
Communication services 4.7%		75,219,912
Diversified telecommunication services 0.8%
AT&T, Inc.	130,196	2,157,348
Verizon Communications, Inc.	293,711	11,257,943
Entertainment 1.2%
The Walt Disney Company (A)	210,219	19,485,199
Interactive media and services 0.2%
Meta Platforms, Inc., Class A (A)	7,284	2,382,961
Media 2.5%
Comcast Corp., Class A	129,437	5,422,116
News Corp., Class A	1,413,863	31,161,541
News Corp., Class B	145,521	3,352,804
Consumer discretionary 2.6%		41,419,491
Broadline retail 0.4%
Kohl’s Corp.	283,542	6,649,060
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	333,885	15,398,776
Leisure products 0.5%
Mattel, Inc. (A)	445,457	8,463,683
Specialty retail 0.7%
Best Buy Company, Inc.	85,593	6,071,967
The TJX Companies, Inc.	54,886	4,836,005
Consumer staples 8.2%		132,239,821
Beverages 0.3%
Constellation Brands, Inc., Class A	18,775	4,515,200
Consumer staples distribution and retail 1.3%
Dollar General Corp.	30,600	4,012,272
Walmart, Inc.	112,842	17,568,371
Food products 2.1%
Conagra Brands, Inc.	699,521	19,789,449
Mondelez International, Inc., Class A	29,176	2,073,247
Tyson Foods, Inc., Class A	263,939	12,362,903
Household products 1.7%
Colgate-Palmolive Company	134,900	10,626,073
Kimberly-Clark Corp.	139,191	17,222,102
Personal care products 1.0%
Kenvue, Inc.	771,777	15,775,122
Tobacco 1.8%
Philip Morris International, Inc.	303,075	28,295,082
Energy 9.1%		145,552,610
Oil, gas and consumable fuels 9.1%
Chevron Corp.	21,656	3,109,802
ConocoPhillips	29,600	3,420,872
Enbridge, Inc.	276,995	9,658,816
EOG Resources, Inc.	109,917	13,527,485
EQT Corp.	164,288	6,564,948
Exxon Mobil Corp.	225,247	23,141,877
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	106,955	$15,033,595
Suncor Energy, Inc. (B)	219,900	7,254,501
TC Energy Corp.	182,955	6,864,472
The Williams Companies, Inc.	157,224	5,784,271
TotalEnergies SE, ADR (B)	752,270	51,191,971
Financials 22.5%		361,635,372
Banks 8.3%
Bank of America Corp.	244,311	7,449,042
Citigroup, Inc.	175,154	8,074,599
Fifth Third Bancorp	648,899	18,785,626
Huntington Bancshares, Inc.	1,322,855	14,895,347
JPMorgan Chase & Co.	114,762	17,912,053
U.S. Bancorp	531,751	20,270,348
Wells Fargo & Company	1,038,436	46,303,861
Capital markets 2.6%
Morgan Stanley	73,484	5,830,221
State Street Corp.	6,473	471,364
The Bank of New York Mellon Corp.	68,800	3,324,416
The Carlyle Group, Inc.	68,481	2,347,529
The Charles Schwab Corp.	400,719	24,572,089
The Goldman Sachs Group, Inc.	12,727	4,346,780
Financial services 3.1%
Apollo Global Management, Inc.	45,177	4,156,284
Equitable Holdings, Inc.	866,937	26,606,297
Fiserv, Inc. (A)	146,893	19,185,695
Insurance 8.5%
American International Group, Inc.	630,048	41,463,459
Chubb, Ltd.	164,050	37,637,992
Loews Corp.	250,418	17,601,881
MetLife, Inc.	377,359	24,011,353
The Hartford Financial Services Group, Inc.	209,687	16,389,136
Health care 15.7%		251,800,432
Biotechnology 1.0%
AbbVie, Inc.	79,362	11,300,355
Biogen, Inc. (A)	20,677	4,840,072
Health care equipment and supplies 4.5%
Becton, Dickinson and Company	124,559	29,418,345
GE HealthCare Technologies, Inc.	111,939	7,663,344
Medtronic PLC	168,444	13,352,556
Zimmer Biomet Holdings, Inc.	189,546	22,046,095
Health care providers and services 5.0%
Cardinal Health, Inc.	23,184	2,482,543
Centene Corp. (A)	44,653	3,290,033
CVS Health Corp.	252,854	17,181,429
Elevance Health, Inc.	82,636	39,623,136
Humana, Inc.	4,600	2,230,356
The Cigna Group	59,524	15,647,669
Pharmaceuticals 5.2%
AstraZeneca PLC, ADR	158,100	10,211,679
Johnson & Johnson	120,125	18,578,533
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	136,276	$13,965,564
Pfizer, Inc.	595,138	18,133,855
Sanofi SA, ADR	249,360	11,657,580
Viatris, Inc.	1,108,637	10,177,288
Industrials 12.5%		200,075,992
Aerospace and defense 3.4%
L3Harris Technologies, Inc.	145,766	27,813,610
The Boeing Company (A)	113,111	26,199,901
Air freight and logistics 1.0%
United Parcel Service, Inc., Class B	105,774	16,036,396
Commercial services and supplies 0.5%
Stericycle, Inc. (A)	182,108	8,553,613
Ground transportation 1.2%
Norfolk Southern Corp.	53,100	11,584,296
Union Pacific Corp.	33,137	7,464,772
Industrial conglomerates 4.0%
3M Company	34,715	3,439,215
General Electric Company	312,921	38,113,778
Honeywell International, Inc.	10,800	2,115,936
Siemens AG, ADR	232,963	19,568,892
Machinery 1.6%
Cummins, Inc.	19,615	4,396,898
Flowserve Corp.	36,906	1,412,024
Stanley Black & Decker, Inc.	220,211	20,017,180
Passenger airlines 0.8%
Southwest Airlines Company	522,467	13,359,481
Information technology 8.6%		138,804,296
Communications equipment 0.2%
Cisco Systems, Inc.	54,467	2,635,113
Electronic equipment, instruments and components 0.5%
TE Connectivity, Ltd.	61,135	8,008,685
IT services 0.5%
Accenture PLC, Class A	26,310	8,764,913
Semiconductors and semiconductor equipment 4.8%
Advanced Micro Devices, Inc. (A)	7,900	957,164
Applied Materials, Inc.	119,680	17,925,670
Intel Corp.	33,600	1,501,920
Qualcomm, Inc.	334,597	43,179,743
Texas Instruments, Inc.	88,004	13,439,091
Software 1.8%
Microsoft Corp.	75,505	28,609,600
Technology hardware, storage and peripherals 0.8%
Samsung Electronics Company, Ltd.	244,422	13,782,397
Materials 3.2%		51,563,524
Chemicals 2.0%
CF Industries Holdings, Inc.	381,216	28,648,382
International Flavors & Fragrances, Inc.	45,168	3,404,764
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Containers and packaging 1.2%
International Paper Company	528,164	$19,510,378
Real estate 4.0%		65,065,433
Health care REITs 0.2%
Welltower, Inc.	36,033	3,210,540
Office REITs 0.0%
Vornado Realty Trust	26,846	631,955
Residential REITs 1.3%
Equity Residential	373,621	21,236,618
Specialized REITs 2.5%
Rayonier, Inc.	432,176	13,259,160
Weyerhaeuser Company	852,541	26,727,160
Utilities 6.5%		103,728,103
Electric utilities 3.7%
NextEra Energy, Inc.	196,385	11,490,486
PG&E Corp. (A)	147,400	2,530,858
The Southern Company	643,649	45,686,206
Multi-utilities 2.8%
Ameren Corp.	89,134	6,915,907
Dominion Energy, Inc.	490,921	22,258,358
NiSource, Inc.	88,287	2,263,679

Sempra	172,672	12,582,609
Preferred securities 1.6%		$25,879,734
(Cost $28,523,808)
Consumer discretionary 1.4%		22,169,814
Automobiles 1.4%
Dr. Ing. h.c. F. Porsche AG (C)	117,645	10,777,703
Volkswagen AG, ADR (B)	984,625	11,392,111
Utilities 0.2%		3,709,920
Electric utilities 0.2%
NextEra Energy, Inc., 6.926% (B)	72,955	2,702,253
Multi-utilities 0.0%
NiSource, Inc., 7.750%	10,108	1,007,667

	Yield (%)	Shares	Value
Short-term investments 3.3%			$53,485,289
(Cost $53,481,667)
Short-term funds 3.3%			53,485,289
John Hancock Collateral Trust (D)	5.4088(E)	4,368,753	43,687,964
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.3000(E)	1,300,011	1,300,011
T. Rowe Price Government Reserve Fund	5.3909(E)	8,497,314	8,497,314

Total investments (Cost $1,206,132,923) 102.5%	$1,646,470,009
Other assets and liabilities, net (2.5%)	(40,430,454)
Total net assets 100.0%	$1,606,039,555

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $42,813,770.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 11-30-23.
The fund had the following country composition as a percentage of net assets on 11-30-23:
United States	86.8%
France	3.9%
Germany	2.6%
Switzerland	2.3%
Canada	1.5%
Ireland	1.4%
Other countries	1.5%
TOTAL	100.0%
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$75,219,912	$75,219,912	—	—
Consumer discretionary	41,419,491	41,419,491	—	—
Consumer staples	132,239,821	132,239,821	—	—
Energy	145,552,610	145,552,610	—	—
Financials	361,635,372	361,635,372	—	—
Health care	251,800,432	251,800,432	—	—
Industrials	200,075,992	200,075,992	—	—
Information technology	138,804,296	125,021,899	$13,782,397	—
Materials	51,563,524	51,563,524	—	—
Real estate	65,065,433	65,065,433	—	—
Utilities	103,728,103	103,728,103	—	—
Preferred securities
Consumer discretionary	22,169,814	11,392,111	10,777,703	—
Utilities	3,709,920	3,709,920	—	—
Short-term investments	53,485,289	53,485,289	—	—
Total investments in securities	$1,646,470,009	$1,621,909,909	$24,560,100	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,368,753	$9,498,875	$91,202,971	$(57,017,023)	$1,397	$1,744	$19,168	—	$43,687,964
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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